575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax..

Peter J. Shea peter.shea@kattenlaw.com (212) 940-6447 direct (212) 894-5724 fax

July 17, 2014

Via EDGAR

United States Securities and Exchange Commission

Washington, D.C. 20549

AccuShares Commodities Trust I

Pre-Effective Amendment No. 1 to Registration Statement on Form S-1

File No.: 333-194666

Dear Ladies and Gentlemen:

On behalf of AccuShares Commodities Trust I (the “Trust”) sponsored by our client, AccuShares Investment Management, LLC (the “Sponsor”), we are filing, pursuant to the Securities Act of 1933, together with this correspondence, Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form S-1 (the “Registration Statement”). The Amendment includes the Prospectus of the AccuShares Spot CBOE VIX Fund (the “VIX Fund”) only and the Registration Statement only applies to the VIX Fund’s Up Shares and Down Shares.

The Amendment is being filed principally to provide the financial statements of the VIX Fund and the consolidating financial statements of the Trust, as well as certain exhibits in final executed form that were previously provided only as “forms of” such exhibits.

Copies of the Amendment marked to show all changes to the Registration Statement that was filed on March 18, 2014 are being sent to the Securities and Exchange Commission Staff under separate cover.

AUSTIN      CENTURY CITY       CHARLOTTE       CHICAGO       HOUSTON       IRVING       LOS ANGELES

NEW YORK       ORANGE COUNTY       SAN FRANCISCO BAY AREA       SHANGHAI       WASHINGTON, DC

LONDON: KATTEN MUCHIN ROSENMAN UK LLP

A limited liability partnership including professional corporations

United States Securities and Exchange Commission

July 17, 2014

Please do not hesitate to contact me at (212) 940-6447 or, in my absence, Kathleen Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing responses or to the Registration Statement.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures): Mr. Thomas Kluck, Legal Branch Chief
Mr. Duc Dang, Special Senior Counsel
Mr. Jerard Gibson, Staff Attorney
Mr. Isaac Esquivel, Staff Accountant
Mr. Daniel Gordon, Accounting Branch Chief
Mr. Jack Fonss
Mr. Forrest Gilman
Mr. Edward Cataldo
Ms. Kathleen Moriarty
Mr. Thomas McElroy